Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-267453
Entity Registrant Name	TIAN’AN TECHNOLOGY GROUP LTD.
Entity Central Index Key	0001941189
Entity Address, Address Line One	Room 501
Entity Address, Address Line Two	No. 3, Lane 743
Entity Address, Address Line Three	Taopu Road, Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN